Significant Accounting Policies - Summary of cumulative inflation (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2017-2019 [member] | Mexico [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	13.20%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Guatemala [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	11.80%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Costa Rica [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	5.80%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Panama [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	0.50%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Colombia [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	11.00%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Nicaragua [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	15.60%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Argentina [member] | Hyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	179.40%
Type of Economy	Hyperinflationary
2017-2019 [member] | Brazil [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	11.10%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Uruguay [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	22.00%
Type of Economy	Non-hyperinflationary
2017-2019 [member] | Philippinnes [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Mexico [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		15.70%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Guatemala [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		12.20%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Costa Rica [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		5.70%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Panama [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		2.10%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Colombia [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		13.40%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Nicaragua [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		13.10%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Argentina [member] | Hyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		158.40%
Type of Economy		Hyperinflationary
2016- 2018 [member] | Brazil [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		13.10%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Uruguay [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		25.30%
Type of Economy		Non-hyperinflationary
2016- 2018 [member] | Philippinnes [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		11.90%
Type of Economy		Non-hyperinflationary
2015-2017 [member] | Mexico [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			12.70%
Type of Economy			Non-hyperinflationary
2015-2017 [member] | Guatemala [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			13.50%
Type of Economy			Non-hyperinflationary
2015-2017 [member] | Costa Rica [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			2.50%
Type of Economy			Non-hyperinflationary
2015-2017 [member] | Panama [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			2.30%
Type of Economy			Non-hyperinflationary
2015-2017 [member] | Colombia [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			17.50%
Type of Economy			Non-hyperinflationary
2015-2017 [member] | Nicaragua [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			12.30%
Type of Economy			Non-hyperinflationary
2015-2017 [member] | Argentina [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			101.50%
Type of Economy			Non-hyperinflationary
2015-2017 [member] | Brazil [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			21.10%
Type of Economy			Non-hyperinflationary
2015-2017 [member] | Uruguay [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Type of Economy			Non-hyperinflationary
2015-2017 [member] | Philippinnes [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage			7.50%
Type of Economy			Non-hyperinflationary